GOLDMAN SACHS TRUST

Class A, Class B, Class C, Institutional, Service,
Class IR and Class R Shares of the
Goldman Sachs Mid Cap Value Fund
(the “Fund”)

Supplement dated March 30, 2012 to the
Prospectus dated December 29, 2011 (the “Prospectus”)

Scott Carroll, CFA, Managing Director is no longer a portfolio manager for the Fund.

Accordingly, effective immediately, all references to Scott Carroll are removed from the Prospectus in their entirety.

This Supplement should be retained with the Prospectuses for future reference.

EQVALMCVSTK 03-12